UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 14, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   19
Form 13F Information Table Value Total:   $226,352,546

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Check Point Software Tech. Ltd.	  COM        M22465104     30,816         1,355,148     SH             SOLE	          1,355,148
Cadence Systems Inc.              COM        127387108     50,307         7,441,863     SH             SOLE               7,441,863
Office Depot, Inc.		  COM        676220106      9,087         1,561,298     SH             SOLE               1,561,298
The McGraw-Hill Companies, Inc.	  COM        580645109     58,408         1,847,768     SH             SOLE               1,847,768
Magma Design Automation Inc.	  COM        559181102      9,322         2,318,924     SH             SOLE               2,318,924
CA, Inc.			  COM        12673P105      1,122            56,227     SH             SOLE                  56,227
AllianceBernstein Holding L.P.    COM        01881G106      6,331           171,063     SH             SOLE                 171,063
SMART Modular Technologies 	  COM        G82245104        904           301,378     SH             SOLE                 301,378
HSN, Inc.			  COM        404303109      8,108           736,416     SH             SOLE                 736,416
Brocade Communications Systems    COM        111621306        411            70,580     SH             SOLE                  70,580
Viacom, Inc.	                  COM        92553P201     17,809           716,950     SH             SOLE                 716,950
Quest Software Inc.		  COM        74834T104     15,289         1,204,770     SH             SOLE               1,204,770
Intel Corporation	  	  COM        458140100      7,492           400,000     SH             SOLE	            400,000
Abercrombie & Fitch Co.           COM        002896207      4,546           115,229     SH             SOLE                 115,229
Chico's FAS Inc.		  COM        168615102        325            59,405     SH             SOLE                  59,405
Emulex Corp.	      		  COM        292475209      3,638           340,987     SH             SOLE                 340,987
Williams-Sonoma Inc.   		  COM        969904101        208            12,873     SH             SOLE                  12,873
Ticketmaster Entertainment, Inc	  COM        88633P302      1,450           135,095     SH             SOLE                 135,095
Federated Investors, Inc.         COM        214211103        780            27,038     SH             SOLE                  27,038

                            TOTAL                         226,353